UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1:	Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund Schedule of Investments February 29, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

1 Abington PA School District TOB VRDO	3.190%	3/7/2008 LOC	7,500	7,500
1 Allegheny County PA GO TOB VRDO	3.230%	3/7/2008 (4)	25,985	25,985
Allegheny County PA GO VRDO	3.040%	3/7/2008 LOC	14,455	14,455
Allegheny County PA GO VRDO	3.040%	3/7/2008 LOC	37,310	37,310
Allegheny County PA Higher Educ. Auth.
Rev. (Washington & Jefferson College) VRDO	3.170%	3/7/2008 LOC	9,250	9,250
1 Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System, Inc. Project)
TOB VRDO	3.280%	3/7/2008 (1)	46,900	46,900
1 Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ of Pittsburgh Medical Center)
TOB VRDO	3.410%	3/7/2008	40,000	40,000
1 Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) TOB VRDO	3.190%	3/7/2008 (1)	4,995	4,995
1 Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) TOB VRDO	3.190%	3/7/2008	28,900	28,900
1 Allegheny County PA Hosp. Dev. Auth. Rev.
TOB VRDO	3.410%	3/7/2008 LOC	50,000	50,000
1 Allegheny County PA Hosp. Dev. Auth.
TOB VRDO	3.000%	3/7/2008	5,000	5,000
Allegheny County PA IDA Rev.
(Carnegie Museum of Pittsburgh) VRDO	3.190%	3/7/2008 LOC	4,455	4,455
Allegheny County PA IDA Rev.
(Residential Rental) VRDO	3.450%	3/7/2008 LOC	2,965	2,965
Allegheny County PA IDA Rev.
(Western PA School for Blind Children) PUT	3.750%	7/1/2008	15,000	15,000
Allegheny County PA Port Auth. GAN	4.250%	6/30/2008 LOC	10,205	10,224
Beaver County PA IDA PCR
(First Energy) VRDO	3.650%	3/3/2008 LOC	11,700	11,700
Beaver County PA IDA PCR
(First Energy) VRDO	3.650%	3/3/2008 LOC	23,300	23,300
Beaver County PA IDA PCR
(First Energy) VRDO	2.960%	3/7/2008 LOC	24,000	24,000
Beaver County PA IDA PCR
(First Energy) VRDO	3.200%	3/7/2008 LOC	52,250	52,250
Beaver County PA IDA PCR
(Firstenenergy Nuclear) VRDO	2.970%	3/7/2008 LOC	13,200	13,200
Berks County PA IDA (Kutztown Univ.) VRDO	3.380%	3/7/2008 LOC	10,020	10,020
Bucks County PA IDA
(Pennswood Village Project) VRDO	3.150%	3/7/2008 LOC	5,500	5,500
Bucks County PA IDA
(Pennswood Village Project) VRDO	3.150%	3/7/2008 LOC	8,800	8,800
1 Central Bucks PA School Dist. TOB PUT	3.750%	3/6/2008 LOC	5,540	5,540
1 Central Bucks PA School Dist. TOB VRDO	3.190%	3/7/2008 LOC	16,350	16,350
Chambersburg PA Auth. Rev.
(Wilson College Project) VRDO	3.000%	3/7/2008 LOC	31,180	31,180
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System) VRDO	2.970%	3/7/2008	16,200	16,200
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System) VRDO	2.980%	3/7/2008	28,570	28,570
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jenner's Pond Project) VRDO	3.350%	3/7/2008 LOC	23,535	23,535
Chester County PA IDA Student Housing Rev.
VRDO	3.160%	3/7/2008 LOC	23,010	23,010
1 Chester County PA TOB VRDO	3.190%	3/7/2008	9,790	9,790
Cumberland County PA Muni. Auth.
College Rev. (Dickinson College) PUT	3.450%	11/1/2008 LOC	5,000	5,000
Cumberland County PA Muni. Auth. College
Rev. (Messiah Village Program) VRDO	3.380%	3/7/2008 LOC	3,700	3,700
Dallastown Area School Dist. VRDO	3.180%	3/7/2008 (4)	7,200	7,200
Dauphin County PA General Auth. Hosp. Rev.
(Reading Hosp. & Medical Center) VRDO	2.850%	3/7/2008	8,605	8,605
Delaware County PA Auth. Rev.
(White Horse Village Project) VRDO	3.500%	3/3/2008 LOC	33,455	33,455
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	2.920%	3/7/2008 LOC	9,065	9,065
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	2.920%	3/7/2008 LOC	12,525	12,525
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	3.230%	3/7/2008 LOC	4,000	4,000
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	3.340%	3/7/2008 LOC	16,420	16,420
Delaware County PA IDA Airport Fac.
(United Parcel Service) VRDO	3.820%	3/3/2008	7,500	7,500
Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	3.450%	3/3/2008	27,450	27,450
Delaware County PA IDA PCR (PECO) CP	2.970%	3/6/2008 LOC	22,125	22,125
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.)
VRDO	2.850%	3/7/2008	8,375	8,375
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.)
VRDO	2.850%	3/7/2008	7,640	7,640
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.)
VRDO	2.850%	3/7/2008	42,600	42,600
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.)
VRDO	2.850%	3/7/2008	8,235	8,235
Delaware County PA IDA Refunding Resource
Recovery Fac. (General Electric Capital Corp.)
VRDO	2.850%	3/7/2008	8,595	8,595
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.650%	3/7/2008	8,700	8,700
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.650%	3/7/2008	17,000	17,000
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.650%	3/7/2008	19,895	19,895
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.650%	3/7/2008	14,900	14,900
1 Delaware River Port Auth. Pennsylvania
& New Jersey Rev. TOB VRDO	4.000%	3/7/2008 (1)	5,635	5,635
Downingtown PA Area School Dist. GO VRDO	2.900%	3/7/2008 (4)	4,510	4,510
1 Erie County PA GO TOB VRDO	3.260%	3/7/2008 (1)	7,250	7,250
Fayette County PA Hosp. Auth. Rev.
(Fayette Regional Health System) VRDO	3.070%	3/7/2008 LOC	15,000	15,000
Franklin County PA IDA Rev.
(Menno Haven Inc. Project) VRDO	3.030%	3/7/2008 LOC	14,450	14,450
1 Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
TOB VRDO	3.190%	3/7/2008	3,615	3,615
1 Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
TOB VRDO	3.410%	3/7/2008	21,995	21,995
1 Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
TOB VRDO	3.410%	3/7/2008	14,695	14,695
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	3.120%	3/3/2008	37,805	37,805
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	3.450%	3/3/2008	8,800	8,800
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System)
VRDO	3.450%	3/3/2008	1,300	1,300
Governor Mifflin PA School Dist. VRDO	3.380%	3/7/2008 (4)	14,600	14,600
Lackawanna County PA GO VRDO	3.070%	3/7/2008 LOC	20,365	20,365
Lackawanna County PA IDA Rev.
(Scranton Prep School Proj.) VRDO	3.360%	3/7/2008 LOC	24,395	24,395
Lancaster County PA Convention Center
Auth. Rev. (Hotel Room) VRDO	3.380%	3/7/2008 LOC	40,000	40,000
Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	3.350%	3/7/2008 LOC	10,840	10,840
Manheim Township PA School Dist. VRDO	3.180%	3/7/2008 (4)	5,935	5,935
Manheim Township PA School Dist. VRDO	3.180%	3/7/2008 (4)	9,000	9,000
Manheim Township PA School Dist. VRDO	3.180%	3/7/2008 (4)	12,000	12,000
Mercersburg Borough PA General Purpose
Auth. (Mercersburg College) VRDO	3.250%	3/7/2008 LOC	19,900	19,900
Mercersburg Borough PA General Purpose
Auth. (Mercersburg College) VRDO	3.250%	3/7/2008 LOC	18,715	18,715
Mercersburg Borough PA General Purpose
Auth. (Mercersburg College) VRDO	3.250%	3/7/2008 LOC	10,000	10,000
1 Montgomery County PA IDA Auth. Retirement
Community Rev. TOB VRDO	3.220%	3/7/2008	6,000	6,000
Montgomery County PA IDA PCR
(Exelon Generation Co.) CP	3.380%	3/5/2008 LOC	42,800	42,800
Montgomery County PA IDA PCR
(Presbytery Homes) VRDO	2.950%	3/7/2008 LOC	18,900	18,900
Montgomery County PA IDA Rev.
(Foulkeways At Gwynedd Project) VRDO	3.380%	3/7/2008 LOC	13,260	13,260
Montgomery County PA IDA Rev.
(Friends' Central School Project) VRDO	3.050%	3/7/2008 LOC	4,055	4,055
Montgomery County PA IDA Rev.
(Gloria Dei Project) VRDO	3.360%	3/7/2008 LOC	16,855	16,855
Montgomery County PA IDA Rev.
(Meadowood Corp) VRDO	3.350%	3/7/2008 LOC	18,915	18,915
Montgomery County PA IDA Rev.
(Rosemont School Holy Child) VRDO	2.940%	3/7/2008 LOC	12,200	12,200
1 Mount Lebanon PA School Dist.
GO TOB VRDO	3.400%	3/7/2008 (1)(Prere.)	5,170	5,170
New Garden General Auth. PA Muni Rev. VRDO	3.100%	3/7/2008 (4)	5,205	5,205
North Wales PA Water Auth. Rural Water
Project PUT	3.550%	4/1/2008	4,500	4,500
North Wales PA Water Auth. VRDO	3.100%	3/7/2008 (4)	5,605	5,605
Northampton County PA General Purpose
Auth. Univ. Rev. (Lafayette College) VRDO	2.920%	3/7/2008	9,950	9,950
1 Northampton County PA General Purpose
Auth. Univ. Rev. (Lehigh Univ.) TOB VRDO	3.220%	3/7/2008 LOC	21,385	21,385
Northampton County PA General Purpose
Auth. Univ. Rev. (Lehigh Univ.) VRDO	3.100%	3/7/2008	12,810	12,810
Northampton County PA General Purpose
Auth. Univ. Rev. (Lehigh Univ.) VRDO	3.100%	3/7/2008	20,210	20,210
Northampton County PA General Purpose
Auth. Univ. Rev. (Lehigh Univ.) VRDO	3.230%	3/7/2008	21,650	21,650
Northampton County PA IDA PCR
(Libra Partners) VRDO	3.500%	3/7/2008 LOC	5,280	5,280
1 Norwin PA School Dist. GO TOB VRDO	3.260%	3/7/2008 (4)	5,985	5,985
1 Norwin PA School Dist. GO TOB VRDO	3.350%	3/7/2008 (4)	2,600	2,600
1 Owen J. Roberts School Dist. Pennsylvania
GO TOB PUT	3.780%	3/6/2008 (4)	16,895	16,895
Parkland PA School Dist. VRDO	3.180%	3/7/2008 (4)	13,650	13,650
Pennsbury PA School Dist. VRDO	3.180%	3/7/2008 (4)	10,305	10,305
Pennsylvania Econ. Dev. Financing Auth.
Fac. Rev. (Jefferson Health) VRDO	2.920%	3/7/2008	25,325	25,325
Pennsylvania Econ. Dev. Financing Auth.
Fac. Rev. (Jefferson Health) VRDO	2.970%	3/7/2008	26,705	26,705
1 Pennsylvania Econ. Dev. Financing Auth.
Fac. Rev. (Wenger's Feed Mill) VRDO	3.500%	3/7/2008 LOC	6,900	6,900
Pennsylvania Econ. Dev. Financing Auth. PUT	3.800%	3/3/2008 LOC	13,020	13,020
Pennsylvania GO	5.000%	7/1/2008 (3)	12,150	12,204
Pennsylvania GO	6.000%	7/1/2008	8,220	8,292
Pennsylvania GO	4.000%	8/1/2008	13,810	13,876
Pennsylvania GO	5.000%	9/15/2008	7,150	7,213
Pennsylvania GO	5.000%	3/1/2009	20,695	21,491
1 Pennsylvania GO TOB VRDO	3.160%	3/7/2008	10,385	10,385
1 Pennsylvania GO TOB VRDO	3.160%	3/7/2008	10,760	10,760
1 Pennsylvania GO TOB VRDO	3.190%	3/7/2008 (1)	7,540	7,540
1 Pennsylvania GO TOB VRDO	3.190%	3/7/2008	40,440	40,440
1 Pennsylvania GO TOB VRDO	3.210%	3/7/2008	28,500	28,500
1 Pennsylvania GO TOB VRDO	3.210%	3/7/2008	21,770	21,770
1 Pennsylvania GO TOB VRDO	3.210%	3/7/2008 (4)(Prere.)	7,191	7,191
1 Pennsylvania GO TOB VRDO	3.350%	3/7/2008 (4)	19,760	19,760
1 Pennsylvania GO TOB VRDO	3.410%	3/7/2008	19,320	19,320
1 Pennsylvania GO TOB VRDO	3.410%	3/7/2008	6,060	6,060
1 Pennsylvania GO TOB VRDO	3.410%	3/7/2008 (1)	20,000	20,000
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	3.080%	3/7/2008 (4)	5,000	5,000
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	3.250%	3/7/2008 (4)	43,500	43,500
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	6.000%	3/7/2008 (2)	27,500	27,500
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	6.000%	3/7/2008 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance
Agency Student Loan Rev. VRDO	7.000%	3/7/2008 (2)	40,700	40,700
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Carnegie Mellon Univ.) VRDO	3.450%	3/3/2008	33,525	33,525
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Carnegie Mellon Univ.) VRDO	3.450%	3/3/2008	33,665	33,665
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Carnegie Mellon Univ.) VRDO	3.450%	3/3/2008	24,375	24,375
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Carnegie Mellon Univ.) VRDO	3.450%	3/3/2008	11,100	11,100
Pennsylvania Higher Educ. Fac. Auth.
Rev. (College of Optometry) VRDO	3.380%	3/7/2008 LOC	12,035	12,035
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Drexel Univ.) VRDO	3.040%	3/7/2008 LOC	20,940	20,940
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Drexel Univ.) VRDO	3.160%	3/7/2008 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Drexel Univ.) VRDO	3.350%	3/7/2008 LOC	30,000	30,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	7.350%	3/7/2008 (1)	30,525	30,525
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Gannon Univ.) VRDO	3.070%	3/7/2008 LOC	7,885	7,885
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Kings College) VRDO	3.070%	3/7/2008 LOC	4,700	4,700
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.) VRDO	2.950%	3/7/2008 LOC	29,200	29,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Student Assn. Inc. Housing - California Univ. of
Pennsylvania) VRDO	3.160%	3/7/2008 LOC	65,330	65,330
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.250%	4/1/2008 (1)(Prere.)	2,320	2,346
1 Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.) TOB VRDO	3.280%	3/7/2008 (1)	47,800	47,800
1 Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.) TOB VRDO	4.660%	3/7/2008 (1)	8,310	8,310
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Trustees Univ.)	5.250%	9/1/2008	5,110	5,149
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania)	5.500%	7/15/2008 (Prere.)	5,000	5,068
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Washington & Jefferson Colleges) VRDO	3.120%	3/7/2008 LOC	3,800	3,800
1 Pennsylvania Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.280%	3/7/2008 (1)	16,835	16,835
1 Pennsylvania Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.410%	3/7/2008	4,875	4,875
1 Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) TOB VRDO	3.270%	3/7/2008	9,190	9,190
1 Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) TOB VRDO	3.280%	3/7/2008	4,740	4,740
1 Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) TOB VRDO	3.280%	3/7/2008	5,200	5,200
1 Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) TOB VRDO	3.280%	3/7/2008	3,000	3,000
1 Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) TOB VRDO	3.310%	3/7/2008	6,810	6,810
1 Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) TOB VRDO	3.330%	3/7/2008	3,280	3,280
1 Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) TOB VRDO	3.460%	3/7/2008	8,575	8,575
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.000%	3/7/2008	23,905	23,905
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.000%	3/7/2008	40,615	40,615
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.000%	3/7/2008	15,690	15,690
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.000%	3/7/2008	10,700	10,700
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.020%	3/7/2008	31,250	31,250
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.190%	3/7/2008	31,930	31,930
1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.220%	3/7/2008	8,545	8,545
1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.310%	3/7/2008	5,995	5,995
1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.310%	3/7/2008	7,495	7,495
1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.310%	3/7/2008	5,930	5,930
1 Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.400%	3/7/2008	9,930	9,930
Pennsylvania Housing Finance Agency Rev.
VRDO	3.000%	3/7/2008	30,000	30,000
Pennsylvania Housing Finance Agency Rev.
VRDO	3.000%	3/7/2008	20,000	20,000
Pennsylvania Housing Finance Agency Rev.
VRDO	3.000%	3/7/2008	9,495	9,495
Pennsylvania Housing Finance Agency Rev.
VRDO	3.000%	3/7/2008	10,000	10,000
1 Pennsylvania Housing Finance Agency Rev.
VRDO	3.000%	3/7/2008	7,500	7,500
Pennsylvania Housing Finance Agency Rev.
VRDO	3.190%	3/7/2008	33,865	33,865
1 Pennsylvania Public School Auth. Rev.
TOB VRDO	3.250%	3/7/2008 (4)	52,080	52,080
1 Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)
TOB VRDO	3.190%	3/7/2008 (4)	30,805	30,805
1 Pennsylvania Public School Building Auth.
Lease Rev. TOB VRDO	3.410%	3/7/2008 (4)	5,445	5,445
1 Pennsylvania State Univ. Rev. TOB PUT	3.750%	3/6/2008	6,885	6,885
1 Pennsylvania State Univ. Rev. TOB PUT	3.750%	3/6/2008	6,525	6,525
1 Pennsylvania State Univ. Rev. TOB VRDO	3.160%	3/7/2008	7,065	7,065
Pennsylvania State Univ. Rev. VRDO	3.040%	3/7/2008	5,300	5,300
Pennsylvania State Univ. Rev. VRDO	3.040%	3/7/2008	73,275	73,275
1 Pennsylvania State Univ. TOB VRDO	3.260%	3/7/2008 LOC	19,995	19,995
1 Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev. TOB VRDO	4.660%	3/7/2008 (2)	25,430	25,430
1 Pennsylvania Turnpike Comm. Registration
Fee Rev. TOB VRDO	3.240%	3/7/2008 (4)	6,905	6,905
1 Pennsylvania Turnpike Comm. Registration
Fee Rev. TOB VRDO	3.450%	3/7/2008 (4)	9,945	9,945
1 Pennsylvania Turnpike Comm. Rev.
TOB VRDO	3.190%	3/7/2008 (2)	3,795	3,795
1 Pennsylvania Turnpike Comm. Rev.
TOB VRDO	3.740%	3/7/2008 (2)	34,485	34,485
Pennsylvania Turnpike Comm. Rev. VRDO	3.050%	3/7/2008	41,900	41,900
Pennsylvania Turnpike Comm. Rev. VRDO	3.160%	3/7/2008	34,020	34,020
Pennsylvania Turnpike Comm. Rev. VRDO	3.200%	3/7/2008	39,660	39,660
Pennsylvania Turnpike Comm. Rev. VRDO	3.200%	3/7/2008	24,300	24,300
Philadelphia PA Airport Rev. VRDO	7.000%	3/7/2008 (1)	36,085	36,085
Philadelphia PA Airport Rev. VRDO	8.000%	3/7/2008 (1)	15,000	15,000
Philadelphia PA Auth. IDR
(Girard Estate Aramark Project) VRDO	3.400%	3/7/2008 LOC	4,000	4,000
Philadelphia PA Auth. IDR
(PA Academy of Fine Arts) VRDO	3.380%	3/7/2008 LOC	10,840	10,840
1 Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
TOB VRDO	3.280%	3/7/2008	9,625	9,625
1 Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
TOB VRDO	3.410%	3/7/2008	17,090	17,090
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Children's Hosp. of Philadelphia)
VRDO	3.450%	3/3/2008	19,100	19,100
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Jefferson Health System) PUT	2.200%	2/10/2009	16,900	16,900
Philadelphia PA Hosp. & Higher Educ. Fac.
Auth. Rev. (Wills Eye Hosp.) VRDO	3.400%	3/7/2008 LOC	11,115	11,115
Philadelphia PA IDA Rev.
(Chestnut Hill Academy) VRDO	3.350%	3/7/2008 LOC	3,000	3,000
1 Philadelphia PA IDA Rev.
(Fox Chase Cancer Center) TOB PUT	3.500%	3/13/2008 LOC	12,000	12,000
Philadelphia PA IDA Rev.
(Fox Chase Cancer Center) VRDO	3.450%	3/3/2008 LOC	7,900	7,900
1 Philadelphia PA IDA Rev.
(Philadelphia Airport System) TOB VRDO	3.310%	3/7/2008 (1)	3,750	3,750
1 Philadelphia PA IDA Rev. TOB VRDO	3.230%	3/7/2008 (4)	9,990	9,990
Philadelphia PA IDA Rev. VRDO	2.940%	3/7/2008 LOC	9,350	9,350
1 Philadelphia PA Redev. Auth. Resedential
Mortgage Loan Rev. TOB VRDO	3.220%	3/7/2008	9,720	9,720
Philadelphia PA School Dist. TRAN	4.500%	6/27/2008 LOC	150,000	150,369
Philadelphia PA TRAN	4.500%	6/30/2008	10,000	10,027
1 Philadelphia PA Water & Waste Water
Rev. TOB VRDO	3.240%	3/7/2008 (4)	5,235	5,235
1 Philadelphia PA Water & Waste Water
Rev. TOB VRDO	3.250%	3/7/2008 (4)	32,910	32,910
1 Philadelphia PA Water & Waste Water
Rev. TOB VRDO	3.250%	3/7/2008 (4)	9,900	9,900
1 Philadelphia PA Water & Waste Water
Rev. TOB VRDO	3.260%	3/7/2008 (4)	7,185	7,185
Pittsburgh PA School Dist. GO	5.250%	3/1/2008 (3)(Prere.)	7,000	7,000
Pittsburgh PA School Dist. GO	5.250%	3/1/2008 (3)(Prere.)	5,200	5,200
Pittsburgh PA School Dist. GO	5.350%	3/1/2008 (3)(Prere.)	3,510	3,510
1 Pittsburgh PA Urban Redev. Auth.
Single Family Mortgage Rev. TOB VRDO	3.330%	3/7/2008	8,480	8,480
1 Scranton PA School Dist. GO TOB VRDO	3.410%	3/7/2008 (4)	6,370	6,370
1 Seneca Valley PA School Dist. GO TOB VRDO	5.000%	3/7/2008 (1)	23,320	23,320
1 Souderton PA School Dist. GO TOB VRDO	4.260%	3/7/2008 (3)	9,900	9,900
Southcentral Pennsylvania General
Auth. Rev. (Wellspan Health) VRDO	3.300%	3/7/2008 (2)	15,000	15,000
Southcentral Pennsylvania General
Auth. Rev. (Wellspan Health) VRDO	3.300%	3/7/2008 (2)	40,775	40,775
Southcentral Pennsylvania General
Auth. Rev. (Wellspan Health) VRDO	3.300%	3/7/2008 (2)	25,675	25,675
St. Mary's Hosp. Auth. Bucks County PA
Rev. (Catholic Health Initiatives) VRDO	2.950%	3/7/2008	40,900	40,900
St. Mary's Hosp. Auth. Bucks County PA
Rev. (Catholic Health Initiatives) VRDO	3.200%	3/7/2008	10,300	10,300
1 State Public School Building Auth.
Pennsylvania School Rev.
(Philadelphia School Dist.) TOB VRDO	3.210%	3/7/2008 (4)	4,665	4,665
Temple Univ. of the Commonwealth System
of Higher Educ. Pennsylvania Univ. Funding
Obligation	4.250%	4/24/2008	25,000	25,023
Union County PA Higher Educ. Auth. Rev.
(Bucknell Univ.) VRDO	3.100%	3/7/2008	6,325	6,325
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.000%	3/7/2008	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.000%	3/7/2008	12,500	12,500
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.000%	3/7/2008	19,700	19,700
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.000%	3/7/2008	13,621	13,621
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.230%	3/7/2008	400	400
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.230%	3/7/2008	8,000	8,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.230%	3/7/2008	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.230%	3/7/2008	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.230%	3/7/2008	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.230%	3/7/2008	2,400	2,400
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.230%	3/7/2008	4,700	4,700
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.230%	3/7/2008	1,500	1,500
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.230%	3/7/2008	15,000	15,000
Venango PA IDA (Scrubgrass Project) CP	2.850%	3/4/2008 LOC	15,720	15,720
Wallingford-Swarthmore PA School Dist.
VRDO	3.000%	3/7/2008 (4)	10,000	10,000
1 Westmoreland County PA Muni. Auth. Service
Water Rev. TOB VRDO	3.210%	3/7/2008 (4)	6,970	6,970
York County PA IDA (PECO) CP	3.390%	3/11/2008 LOC	16,440	16,440
York County PA TRAN	3.500%	6/30/2008	4,000	4,010
Outside Pennsylvania:
1 Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.190%	3/7/2008	14,400	14,400
1 Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.950%	3/1/2009	7,000	7,000
Puerto Rico TRAN	4.250%	7/30/2008 LOC	36,000	36,124

Total Municipal Bonds
(Cost $4,022,848)				4,022,848

Other Assets and Liabilities - Net (0.7%)				28,959

Net Assets (100%)				4,051,807

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of these securities was $1,122,691,000, representing 27.7% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At February 29, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund Schedule of Investments February 29, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (100.1%)

Abington PA School Dist. GO	5.000%	4/1/2032 (4)	6,495	6,214
Adams County PA GO	5.300%	5/15/2011 (3)(Prere.)	10,240	10,904
Allegheny County PA GO	0.000%	4/1/2010 (1)	2,000	1,879
Allegheny County PA GO	5.250%	5/1/2011 (3)(Prere.)	3,000	3,188
Allegheny County PA GO	5.500%	5/1/2011 (3)(Prere.)	445	476
Allegheny County PA GO	5.750%	5/1/2011 (3)(Prere.)	730	787
Allegheny County PA GO	5.750%	11/1/2011 (3)	995	1,061
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	3,725	4,037
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	2,880	3,121
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	2,645	2,867
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	2,000	2,168
Allegheny County PA GO	5.500%	11/1/2014 (3)	605	638
Allegheny County PA GO	5.375%	11/1/2016 (1)	4,100	4,378
Allegheny County PA GO	5.375%	11/1/2017 (1)	3,600	3,844
Allegheny County PA GO	6.000%	7/1/2023 (1)	5,745	6,182
Allegheny County PA GO	5.000%	11/1/2032 (4)	3,500	3,347
Allegheny County PA Higher Educ.
Building Auth. (Carnegie Mellon Univ.)	5.125%	3/1/2032	3,000	2,937
Allegheny County PA Hosp. Dev. Auth.
Rev. (Catholic Health East)	5.250%	11/15/2013 (2)	1,000	1,033
Allegheny County PA Hosp. Dev. Auth.
Rev. (Magee Women's Hosp.)	6.000%	10/1/2010 (3)	4,235	4,393
Allegheny County PA Hosp. Dev. Auth.
Rev. (Presbyterian Univ. Health System) VRDO	3.350%	3/7/2008 LOC	5,235	5,235
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/2026 (1)	4,625	4,968
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/2027 (1)	9,325	9,979
Allegheny County PA Port Auth. Rev.	5.375%	3/1/2012 (3)	4,965	5,262
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2014 (3)	2,355	2,495
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2016 (3)	1,500	1,590
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2017 (3)	2,750	2,915
Allegheny County PA Sanitation Auth.
Sewer Rev.	5.500%	12/1/2010 (1)(Prere.)	6,880	7,388
Allegheny County PA Sanitation Auth.
Sewer Rev.	6.000%	12/1/2010 (1)	1,500	1,606
Allegheny County PA Sanitation Auth. Sewer
Rev.	6.000%	12/1/2011 (1)	1,490	1,605
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.750%	12/1/2012 (1)	1,180	1,257
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.375%	12/1/2016 (1)	3,545	3,775
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.500%	12/1/2016 (3)(ETM)	11,295	11,629
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.375%	12/1/2018 (1)	15,000	15,820
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.500%	12/1/2030 (1)	2,150	2,152
Allegheny County PA Sanitation Auth. Sewer
Rev.	5.000%	12/1/2032 (3)	12,000	11,379
Annville Cleona PA School Dist.	6.000%	3/1/2028 (4)	1,500	1,588
Annville Cleona PA School Dist.	6.000%	3/1/2031 (4)	2,475	2,605
Beaver County PA IDA PCR
(First Energy) VRDO	3.650%	3/3/2008 LOC	1,200	1,200
Beaver County PA IDA PCR
(Firstenenergy Nuclear) VRDO	2.970%	3/7/2008 LOC	2,300	2,300
Bensalem Township PA School Dist. GO	5.250%	6/15/2024 (3)	3,700	3,716
Berks County PA GO	0.000%	11/15/2013 (3)	7,250	5,725
Berks County PA GO	0.000%	11/15/2014 (3)	8,615	6,421
Berks County PA GO	0.000%	11/15/2015 (3)	6,250	4,392
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/2014 (1)	4,500	4,785
Bethlehem PA Area School Dist.	5.375%	3/15/2012 (3)(Prere.)	7,500	8,056
Blair County PA Hosp. Auth. Rev.
(Altoona Hosp.)	5.500%	7/1/2016 (2)	4,480	4,716
Bristol Borough PA School Dist. GO	5.250%	9/1/2015 (4)(Prere.)	3,635	3,988
Bucks County PA IDA
(Pennswood Village Project)	6.000%	10/1/2012 (Prere.)	2,600	2,888
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,550	1,664
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,635	1,755
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,725	1,852
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,820	1,954
Catholic Health East Pennsylvania
Health Systems Rev.	5.375%	11/15/2014 (Prere.)	3,000	3,282
Catholic Health East Pennsylvania
Health Systems Rev.	5.500%	11/15/2014 (Prere.)	1,400	1,542
Central Bucks PA School Dist.	5.500%	5/15/2012 (3)(Prere.)	5,540	5,991
Central Bucks PA School Dist.	5.500%	5/15/2012 (3)(Prere.)	3,785	4,093
Central Bucks PA School Dist.	5.500%	5/15/2012 (3)(Prere.)	1,500	1,622
Central Bucks PA School Dist.	5.500%	5/15/2012 (3)(Prere.)	2,400	2,596
1 Central Bucks PA School Dist.	5.000%	5/15/2024	23,700	23,594
Chambersburg PA Area School Dist. GO	5.250%	3/1/2029 (3)	3,805	3,753
Chester County PA GO	5.000%	5/15/2015 (Prere.)	13,355	14,401
Chester County PA GO	5.000%	7/15/2026	4,345	4,329
Chester County PA GO	5.000%	7/15/2027	5,000	4,963
Chester County PA Health & Educ. Fac. Auth.
Rev. (Devereux Foundation)	5.000%	11/1/2031	4,500	3,981
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System)	5.125%	5/15/2018 (2)	12,445	12,603
Chester County PA Health & Educ. Fac. Auth.
Rev. (Jefferson Health System)	5.250%	5/15/2022 (2)	36,580	36,759
Chester County PA School Auth. Rev.	5.000%	4/1/2023 (2)	2,670	2,591
Chester County PA School Auth. Rev.	5.000%	4/1/2024 (2)	1,000	963
Chester County PA School Auth. Rev.	5.000%	4/1/2026 (2)	1,575	1,504
Clarion County PA IDA Auth. Rev.	5.000%	7/1/2032 (10)	4,980	4,482
Clarion County PA IDA Auth. Rev.	5.000%	7/1/2037 (10)	6,360	5,679
Coatesville PA School Dist. GO	5.250%	8/15/2014 (4)(Prere.)	6,645	7,246
Commonwealth Financing Auth.
Pennsylvania Rev.	5.250%	6/1/2023 (1)	13,535	13,648
Cumberland County PA Muni. Auth.
College Rev. (Dickinson College)	5.500%	11/1/2010 (2)(Prere.)	3,230	3,439
Cumberland County PA Muni. Auth. Rev.	7.250%	1/1/2013 (Prere.)	7,360	8,612
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/2027	2,700	2,329
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/2036	6,750	5,403
Dallas PA School Dist. GO	5.000%	4/1/2029 (11)	5,820	5,473
Danville PA Area School Dist. GO	5.000%	5/1/2037 (4)	7,970	7,571
Dauphin County PA General Auth.
Health System Rev. (Pinnacle Health)	5.500%	8/15/2028 (1)(ETM)	9,415	9,989
Dauphin County PA General Auth. Hosp. Rev.
(West Pennsylvania Hosp.)	5.500%	7/1/2013 (1)(ETM)	5,000	5,317
Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/2012 (2)	3,300	3,408
Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/2013 (2)	4,665	4,817
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.)	5.000%	8/1/2024 (1)	4,000	3,830
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/2031	10,000	7,901
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center)	5.300%	12/1/2027	8,905	7,710
1 Delaware County PA IDA PCR
(PECO Energy Co.)	4.000%	12/1/2012	13,000	12,905
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.650%	3/7/2008	23,005	23,005
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	11/1/2011 (3)(Prere.)	2,685	2,898
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	11/1/2011 (3)(Prere.)	2,405	2,596
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2019 (1)	1,645	1,696
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/2019 (1)	4,835	5,167
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2020 (1)	1,735	1,772
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/2020 (1)	5,105	5,405
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2021 (1)	1,825	1,852
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2022 (1)	1,920	1,936
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/2023 (1)	2,020	2,025
Delaware River Port Auth. Pennsylvania
& New Jersey Rev.	5.700%	1/1/2023 (4)	8,345	8,597
East Stroudsburg PA Area School Dist. GO	5.000%	9/1/2029 (4)	7,085	6,841
Erie County PA GO	5.000%	9/1/2015 (3)(Prere.)	5,525	5,972
Erie County PA Hosp. Auth. Rev.
(Hamot Health Foundation)	5.000%	11/1/2035 (11)	7,000	6,357
Erie PA School Dist. GO	0.000%	9/1/2010 (4)	5,665	5,262
Erie PA School Dist. GO	0.000%	9/1/2011 (4)	5,780	5,146
Erie PA School Dist. GO	0.000%	5/1/2016 (1)(ETM)	3,175	2,256
Erie PA School Dist. GO	0.000%	9/1/2018 (4)	830	495
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System) VRDO	3.450%	3/3/2008	1,200	1,200
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System) VRDO	3.450%	3/3/2008	5,100	5,100
Geisinger Health System Auth. of Pennsylvania
Rev. (Penn State Geisinger Health System) VRDO	3.450%	3/3/2008	31,220	31,220
Hazleton PA Area School Dist. GO	5.500%	3/1/2011 (3)	3,740	3,954
Hazleton PA Area School Dist. GO	5.750%	3/1/2012 (3)	1,420	1,528
Hazleton PA Area School Dist. GO	6.000%	3/1/2016 (3)	18,245	19,319
Hazleton PA Area School Dist. GO	0.000%	3/1/2017 (3)	4,425	2,809
Hazleton PA Area School Dist. GO	0.000%	3/1/2022 (3)	5,265	2,348
Hempfield PA Area School Dist.
(Westmoreland County) GO	5.000%	9/15/2015 (3)(Prere.)	5,030	5,438
Lackawanna County PA GO	5.000%	9/15/2029 (2)	1,975	1,912
Lackawanna County PA GO	5.000%	9/15/2029 (4)	3,745	3,630
Lake Lehman PA School Dist. GO	0.000%	4/1/2014 (1)	1,290	988
Lake Lehman PA School Dist. GO	0.000%	4/1/2015 (1)	1,295	936
Lake Lehman PA School Dist. GO	0.000%	4/1/2016 (1)	1,310	888
Lake Lehman PA School Dist. GO	0.000%	4/1/2017 (1)	1,315	832
Lake Lehman PA School Dist. GO	0.000%	4/1/2018 (1)	1,000	590
Lancaster County PA GO	5.500%	11/1/2016 (3)	1,025	1,094
Lancaster County PA GO	5.500%	11/1/2017 (3)	1,060	1,132
Lancaster County PA GO	5.500%	11/1/2018 (3)	1,120	1,183
Lancaster County PA GO	5.500%	11/1/2019 (3)	1,175	1,242
Lancaster County PA Hosp Auth Rev.
(Lancaster General Hosp.)	5.000%	3/15/2026	9,205	8,484
Lancaster County PA Hosp Auth Rev.
(Lancaster General Hosp.)	5.000%	3/15/2036	12,370	11,117
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/2021	1,000	1,012
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/2031	6,000	5,969
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/2022	1,135	1,108
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/2027	2,775	2,615
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/2021	1,635	1,639
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/2031	2,165	2,074
Lebanon County Health Fac. Auth. Rev.
(Good Samaritan)	6.000%	11/15/2035	10,500	10,196
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network)	5.375%	7/1/2014 (4)	900	948
Lehigh County PA General Purpose Hosp. Auth.
Rev. (Lehigh Valley Health Network)	7.000%	7/1/2016 (1)	4,415	5,023
Lower Merion PA School Dist. GO	5.000%	9/1/2028	7,845	7,766
Lower Merion PA School Dist. GO	5.000%	9/1/2030	8,670	8,521
Luzerne County PA GO	0.000%	11/15/2012 (1)(Prere.)	2,390	1,520
Luzerne County PA GO	0.000%	11/15/2012 (1)(Prere.)	2,360	1,598
Luzerne County PA GO	5.250%	12/15/2021 (3)	5,320	5,483
Lycoming County PA Auth. College Rev.
(PA College of Technology)	5.250%	10/1/2027 (12)	5,395	5,323
McKeesport PA Area School Dist. GO	0.000%	10/1/2008 (1)	2,270	2,236
McKeesport PA Area School Dist. GO	0.000%	10/1/2009 (1)	2,020	1,930
McKeesport PA Area School Dist. GO	0.000%	10/1/2010 (1)	1,840	1,701
McKeesport PA Area School Dist. GO	0.000%	10/1/2011 (1)	1,835	1,624
McKeesport PA Area School Dist. GO	0.000%	10/1/2014 (1)	2,040	1,549
McKeesport PA Area School Dist. GO	0.000%	10/1/2015 (1)	2,040	1,461
McKeesport PA Area School Dist. GO	0.000%	10/1/2016 (1)	4,655	3,129
McKeesport PA Area School Dist. GO	0.000%	10/1/2018 (2)(ETM)	425	260
McKeesport PA Area School Dist. GO	0.000%	10/1/2018 (2)	2,650	1,536
McKeesport PA Area School Dist. GO	0.000%	10/1/2024 (2)(ETM)	2,480	1,012
McKeesport PA Area School Dist. GO	0.000%	10/1/2024 (2)	520	200
McKeesport PA Area School Dist. GO	0.000%	10/1/2028 (2)	2,340	694
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.000%	1/1/2027	2,000	1,751
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.125%	1/1/2037	3,000	2,520
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.250%	1/1/2043	6,450	5,417
Montgomery County PA GO	5.000%	7/15/2019	8,800	8,975
Montgomery County PA GO	5.250%	10/15/2024	2,660	2,740
Montgomery County PA GO	5.250%	10/15/2025	2,000	2,060
Montgomery County PA GO	5.000%	10/15/2028	13,235	13,100
Montgomery County PA GO	5.000%	10/15/2031	6,450	6,327
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Catholic Health East)	5.375%	11/15/2014 (Prere.)	2,175	2,380
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Dickinson College)	5.000%	5/1/2031 (11)	5,750	5,491
Montgomery County PA Higher Educ. & Health
Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/2036	17,500	14,564
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/2025 (1)	6,500	6,396
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/2026 (1)	3,550	3,475
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/2027 (1)	3,300	3,216
New Garden General Auth. PA Muni Rev.
(Muni Pooled Financing Program) VRDO	8.000%	3/7/2008 (2)	15,000	15,000
North Hills PA School Dist. GO	5.250%	12/15/2015 (4)(Prere.)	5,030	5,532
North Pocono PA School Dist. GO	5.000%	3/15/2026 (3)	4,035	3,909
Northeastern PA Hosp. & Educ. Health Rev.
(Wyoming Valley Health)	5.250%	1/1/2016 (2)	5,910	5,978
Northeastern PA Hosp. & Educ. Health Rev.
(Wyoming Valley Health)	5.250%	1/1/2026 (2)	2,850	2,827
Norwin PA School Dist. GO	5.000%	4/1/2016 (4)(Prere.)	7,000	7,532
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/2017 (4)	1,495	1,609
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/2031 (4)	8,000	7,660
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/2035 (4)	5,000	4,764
Parkland PA School Dist. GO	5.375%	9/1/2015 (3)	3,050	3,326
Parkland PA School Dist. GO	5.375%	9/1/2016 (3)	2,000	2,174
Pennsbury PA School Dist. GO	5.250%	8/1/2024 (4)	9,135	9,234
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016 (3)(ETM)	25,150	28,724
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/2019 (3)(ETM)	14,275	16,302
Pennsylvania GO	5.000%	8/1/2009	16,220	16,757
Pennsylvania GO	5.000%	3/1/2010	10,000	10,426
Pennsylvania GO	6.000%	1/15/2011	3,000	3,183
Pennsylvania GO	5.250%	10/15/2011	11,200	11,885
Pennsylvania GO	5.000%	8/1/2017	26,455	28,153
Pennsylvania GO	5.375%	7/1/2021	26,785	28,437
Pennsylvania GO	5.000%	1/1/2026	40,450	39,931
2 Pennsylvania GO TOB VRDO	3.410%	3/7/2008	7,055	7,055
Pennsylvania Higher Educ. Assistance
Agency Rev.	6.125%	12/15/2010 (1)(Prere.)	2,000	2,168
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/2017 (2)	935	973
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/2019 (2)	1,160	1,206
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.250%	12/1/2012 (2)	11,120	12,018
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.000%	12/1/2037 (2)	14,170	13,434
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.450%	3/3/2008	1,800	1,800
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.450%	3/3/2008	1,000	1,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.450%	3/3/2008	1,200	1,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.450%	3/3/2008	2,200	2,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/2032 (1)	4,950	4,697
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/2037 (1)	6,320	5,959
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of Pennsylvania
Student Housing)	3.618%	7/1/2017 (10)	6,500	5,816
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of Pennsylvania
Student Housing)	5.125%	7/1/2039 (10)	17,130	15,467
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.)	5.250%	5/1/2027	3,000	2,787
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.)	5.000%	5/1/2037	3,250	2,727
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.125%	6/1/2025	3,500	3,262
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.250%	6/1/2032	6,350	5,700
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/2031 (10)	10,460	9,609
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/2037 (10)	3,500	3,125
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/2039 (10)	10,000	9,077
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.250%	4/1/2011 (1)	1,225	1,239
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.375%	1/1/2013 (Prere.)	4,435	4,808
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.000%	9/1/2039 (2)	13,500	12,720
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Scranton)	5.000%	11/1/2028 (10)	4,080	3,693
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/2016	3,120	3,389
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/2022	5,000	5,282
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/2031	5,000	5,236
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/2020	2,360	2,294
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/2026	1,200	1,109
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.400%	7/15/2036	3,000	2,756
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/2039	3,000	2,556
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/2011 LOC	9,215	9,561
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2016 (2)	14,865	15,965
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2017 (2)	7,000	7,516
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2018 (2)	7,630	8,023
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2019 (2)	6,340	6,589
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2020 (2)	4,495	4,620
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2021 (2)	8,130	8,329
Pennsylvania Intergovernmental Cooperation
Auth. Rev.	5.250%	6/15/2017 (3)	7,830	7,992
Pennsylvania Intergovernmental Cooperation
Auth. Rev. VRDO	9.000%	3/7/2008 (2)	5,000	5,000
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2027 (4)	12,880	12,553
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2031 (4)	5,000	4,788
Pennsylvania State Univ. Rev.	5.250%	8/15/2012	5,980	6,453
Pennsylvania State Univ. Rev.	5.000%	9/1/2024	10,625	10,484
Pennsylvania State Univ. Rev.	5.000%	9/1/2024	3,000	2,960
Pennsylvania State Univ. Rev.	5.250%	8/15/2025	5,360	5,483
Pennsylvania State Univ. Rev.	5.000%	9/1/2029	2,500	2,411
Pennsylvania State Univ. Rev.	5.000%	9/1/2029	7,625	7,352
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/2013 (1)(Prere.)	6,000	6,469
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/2026 (2)	4,000	3,813
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.000%	12/1/2027 (2)	3,000	2,862
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	7,550	8,131
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	2,500	2,692
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	6,370	6,860
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	1,505	1,621
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	1,000	1,077
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/2012 (3)	9,000	9,640
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/2027 (4)	4,000	4,068
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/2031 (2)	17,610	17,717
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/2032 (2)	15,000	14,714
Pennsylvania Turnpike Comm. Rev. VRDO	3.100%	3/7/2008 (4)	2,850	2,850
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2011 (2)	4,520	4,572
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2012 (2)	5,990	6,059
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2015 (2)	6,350	6,423
Philadelphia PA Airport Parking Auth.	5.500%	9/1/2018 (2)	4,250	4,299
Philadelphia PA Airport Parking Auth.	5.125%	2/15/2024 (2)	1,045	1,038
Philadelphia PA Airport Parking Auth.	5.250%	9/1/2029 (4)	3,530	3,494
Philadelphia PA Gas Works Rev.	5.250%	7/1/2011 (4)	3,965	3,992
Philadelphia PA Gas Works Rev.	5.250%	8/1/2011 (4)(Prere.)	8,000	8,528
Philadelphia PA Gas Works Rev.	5.375%	7/1/2012 (4)	4,000	4,029
Philadelphia PA Gas Works Rev.	5.375%	7/1/2014 (4)	4,310	4,342
Philadelphia PA Gas Works Rev.	5.375%	7/1/2016 (4)	13,280	14,368
Philadelphia PA Gas Works Rev.	5.375%	7/1/2018 (4)	11,555	12,358
Philadelphia PA Gas Works Rev.	5.000%	10/1/2027 (2)	5,155	4,801
Philadelphia PA Gas Works Rev.	5.000%	10/1/2028 (2)	9,585	8,929
Philadelphia PA Gas Works Rev.	5.000%	10/1/2037 (2)	6,000	5,589
Philadelphia PA GO	5.250%	3/15/2009 (4)(Prere.)	1,750	1,812
Philadelphia PA GO	5.250%	3/15/2009 (4)(Prere.)	2,600	2,692
Philadelphia PA GO	5.250%	3/15/2011 (4)(Prere.)	4,775	5,066
Philadelphia PA GO	5.250%	3/15/2011 (4)(Prere.)	9,155	9,712
Philadelphia PA GO	5.250%	3/15/2011 (4)(Prere.)	2,135	2,265
Philadelphia PA GO	5.250%	3/15/2011 (4)(Prere.)	7,460	7,914
Philadelphia PA GO	5.000%	8/1/2027 (11)	12,160	11,275
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Children's Hosp. of Philadelphia) VRDO	3.450%	3/3/2008	6,500	6,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Children's Hosp. of Philadelphia) VRDO	3.450%	3/3/2008	1,100	1,100
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Children's Hosp. of Philadelphia) VRDO	3.450%	3/3/2008	2,600	2,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Jefferson Health System)	5.125%	5/15/2018 (2)	5,700	5,772
Philadelphia PA Hosp. & Higher Educ. Fac. Auth.
Rev. (Temple University Health System)	5.500%	7/1/2030	5,000	4,415
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.750%	6/15/2010 (3)	4,440	4,537
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.250%	6/15/2015 (3)	5,695	5,794
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2015 (3)	3,000	3,175
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2017 (3)	2,255	2,388
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2019 (3)	2,815	2,916
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2020 (3)	2,000	2,060
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2022 (3)	5,275	5,385
Philadelphia PA School Dist. GO	5.250%	2/1/2012 (4)	1,000	1,071
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	2,500	2,692
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	2,000	2,153
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	6,200	6,676
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	1,000	1,077
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	2,000	2,153
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	1,800	1,938
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	10,235	11,157
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	6,000	6,541
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	1,000	1,090
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	3,500	3,815
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	6,500	7,086
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	1,000	1,090
Philadelphia PA School Dist. GO	5.000%	6/1/2026 (3)	5,000	4,803
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2010 (3)	33,865	36,380
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2011 (3)	35,685	39,267
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/2011 (1)	3,750	4,049
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/2014 (2)	7,100	7,550
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/2016 (3)	5,040	5,331
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/2017 (3)	5,460	5,758
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/2018 (1)(ETM)	925	978
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/2019 (3)	4,155	4,276
Pittsburgh PA GO	5.500%	3/1/2012 (2)(Prere.)	5,330	5,746
Pittsburgh PA GO	5.500%	3/1/2012 (2)(Prere.)	2,015	2,172
Pittsburgh PA GO	5.500%	9/1/2013 (2)	5,635	5,990
Pittsburgh PA GO	5.125%	9/1/2014 (3)	8,435	8,505
Pittsburgh PA GO	5.500%	9/1/2014 (2)	12,000	12,594
Pittsburgh PA GO	5.125%	9/1/2015 (3)	6,395	6,445
Pittsburgh PA GO	5.500%	9/1/2015 (2)	2,125	2,246
Pittsburgh PA GO	5.250%	9/1/2017 (3)	4,980	5,025
Pittsburgh PA School Dist. GO	0.000%	8/1/2009 (2)	4,000	3,840
Pittsburgh PA School Dist. GO	5.375%	9/1/2014 (4)	1,755	1,919
Pittsburgh PA School Dist. GO	5.500%	9/1/2016 (4)	4,000	4,414
Pittsburgh PA School Dist. GO	5.500%	9/1/2018 (4)	2,880	3,154
Pittsburgh PA Water & Sewer Auth. Rev.	5.125%	6/1/2012 (2)(Prere.)	3,000	3,202
3 Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/2014 (3)(ETM)	19,395	21,931
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/2027 (3)	12,765	3,894
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/2028 (3)	8,965	2,564
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/2029 (3)	31,755	8,495
Pocono Mountain PA School Dist. GO	5.000%	9/1/2031 (4)	9,000	8,593
Radnor Township PA GO	5.000%	11/1/2037 (1)	4,910	4,614
Radnor Township PA School Dist.	5.000%	8/15/2015 (4)(Prere.)	835	902
Radnor Township PA School Dist.	5.000%	2/15/2035 (4)	1,665	1,587
Reading PA School Dist. GO	0.000%	1/15/2015 (3)	9,260	6,688
Reading PA School Dist. GO	0.000%	1/15/2016 (3)	9,270	6,327
Reading PA School Dist. GO	0.000%	1/15/2028 (3)	10,000	2,982
Reading PA School Dist. GO	5.000%	1/15/2029 (4)	6,120	5,912
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/2011 (Prere.)	2,225	2,431
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/2011 (Prere.)	9,660	10,599
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	1,480	1,643
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	1,425	1,582
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	1,515	1,682
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	4,915	5,457
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	2,390	2,654
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	1,850	2,054
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2013	520	559
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2014	500	534
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2015	530	562
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2016	835	880
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2017	1,725	1,811
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/2018	650	679
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/2021	775	785
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/2031	2,840	2,843
Scranton PA School Dist. GO	5.250%	6/15/2027 (10)	2,750	2,669
Scranton PA School Dist. GO	5.250%	6/15/2031 (10)	2,375	2,300
Scranton-Lackawanna PA Health & Welfare Auth.
Rev. (Mercy Health System)	5.625%	1/1/2016 (1)	5,490	5,555
Scranton-Lackawanna PA Health & Welfare Auth.
Rev. (Mercy Health System)	5.700%	1/1/2023 (1)	9,205	9,308
Scranton-Lackawanna PA Health & Welfare Auth.
Rev. (Univ. of Scranton)	5.000%	11/1/2032 (10)	3,850	3,462
Scranton-Lackawanna PA Health & Welfare Auth.
Rev. (Univ. of Scranton)	5.000%	11/1/2037 (10)	5,100	4,551
Shamokin-Coal Township PA	5.000%	7/1/2030 (4)	5,700	5,484
Shamokin-Coal Township PA	5.000%	7/1/2036 (4)	8,500	8,080
Snyder County PA Higher Educ. Auth. Univ. Rev.
(Susquehanna Univ. Project)	5.000%	1/1/2030 (11)	5,000	4,583
Somerset PA Area School Dist. GO	5.000%	3/15/2025 (4)	7,090	6,978
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.625%	7/1/2010 (6)	1,255	1,293
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.750%	7/1/2018 (6)	7,000	7,665
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/2008 (Prere.)	2,525	2,568
St. Mary's Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/2008 (Prere.)	2,340	2,380
State Public School Building Auth. Pennsylvania
School Rev. (Daniel Boone School Dist.)	5.000%	4/1/2013 (1)(Prere.)	10,000	10,681
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.)	5.000%	6/1/2013 (4)(Prere.)	30,800	32,945
State Public School Building Auth. Pennsylvania
School Rev. (Philadelphia School Dist.)	5.250%	6/1/2013 (4)(Prere.)	9,280	10,037
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/2030	21,000	20,176
Uniontown PA Area School Dist. GO	5.500%	10/1/2012 (4)(Prere.)	9,950	10,824
Warwick PA School Dist. GO	5.375%	8/15/2011 (3)(Prere.)	2,435	2,609
Warwick PA School Dist. GO	5.375%	8/15/2011 (3)(Prere.)	2,570	2,753
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/2010 (2)	1,750	1,826
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/2011 (2)(ETM)	330	346
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/2011 (2)	1,510	1,583
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/2012 (2)	1,935	2,035
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/2013 (2)	2,035	2,154
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/2014 (2)	1,640	1,747
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/2015 (2)	2,250	2,386
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/2016 (2)	2,375	2,523
West Chester PA Area School Dist. GO	5.000%	5/15/2028 (1)	7,480	7,275
West Chester PA Area School Dist. GO	5.000%	5/15/2029 (1)	7,855	7,605
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/2011 (Prere.)	2,650	2,908
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/2011 (Prere.)	2,000	2,195
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2011 (4)(Prere.)	1,020	1,086
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2011 (4)(Prere.)	1,080	1,150
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2017 (4)	935	987
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2018 (4)	980	1,024
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/2015 (4)(Prere.)	3,490	3,827
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/2017 (1)(ETM)	8,205	9,202
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/2015 (3)	5,000	3,549
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/2023 (1)	5,000	2,110
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/2024 (3)	4,000	1,514
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/2027	2,200	1,973
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/2037	3,000	2,504
Wyoming PA Area School Dist.	5.000%	9/1/2026 (1)	2,000	1,890
Wyoming PA Area School Dist.	5.000%	9/1/2029 (1)	5,125	4,829
York County PA	5.000%	6/1/2033 (1)	6,000	5,718
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/2013 (3)	6,750	7,368
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/2014 (3)	4,050	4,430
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2020	5,300	5,356
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2021 (1)	5,000	4,974
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2023 (1)	15,500	15,132
Puerto Rico GO	5.500%	7/1/2018 (1)	10,000	10,453
Puerto Rico GO	5.500%	7/1/2020 (3)	6,000	6,154
Puerto Rico GO	5.500%	7/1/2022 (3)	8,960	8,968
Puerto Rico GO	5.500%	7/1/2029 (1)	10,000	9,790
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2019 (1)	17,000	17,623
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2020 (1)	14,610	14,984
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2020 (4)	14,155	14,940
Puerto Rico Highway & Transp. Auth. Rev. VRDO	5.500%	3/7/2008 (2)	3,000	3,000
Puerto Rico Infrastructure Financing
Auth. Special Tax Rev.	5.500%	7/1/2023 (2)	10,000	9,938
Puerto Rico Infrastructure Financing
Auth. Special Tax Rev.	0.000%	7/1/2030 (3)	14,905	3,639
Puerto Rico Infrastructure Financing
Auth. Special Tax Rev.	0.000%	7/1/2031 (3)	28,695	6,563
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/2022	4,990	5,028
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/2022 (ETM)	10	11
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)((ETM)	25,000	27,922
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	10,875	11,925
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2012	2,000	2,048
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2020	1,750	1,709

Total Municipal Bonds
(Cost $2,422,007)				2,369,927

Other Assets and Liabilities - Net (-0.1%)				(3,391)

Net Assets (100%)				2,366,536

1 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 29, 2008.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the value of this security represented 0.3% of net assets.
3 Securities with a value of $4,354,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 29, 2008, the cost of investment securities for tax purposes was $2,424,897,000. Net unrealized depreciation of investment securities for tax purposes was $54,970,000, consisting of unrealized gains of $48,349,000 on securities that had risen in value since their purchase and $103,319,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 29, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(415)	49,229	(1,122)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted Prices		(1,122)
Level 2- Other Significant Observable Inputs	2,369,927
Level 3- Significant Unobservable Inputs
Total	2,369,927	(1,122)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.